                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Capital Advisors, Inc.
Address: 4444 W. Lakeside Drive
         Burbank, CA 91505

Form 13F File Number: 28-12223

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory S. Martin
Title: CFO and Treasurer of Shamrock Partners Activist Value Fund, L.L.C.
       The Managing Member of the Reporting Manager
Phone: (818) 845-4444

Signature, Place, and Date of Signing:

/s/ Gregory S. Martin            Burbank, CA          May 15, 2009
----------------------         ---------------        ------------
     [Signature]                [City, State]            [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 4

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $297,758,507
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ---------------------------------------------
1     28-12228               Shamrock Activist Value Fund GP, L.L.C.
2     28-12224               Shamrock Partners Activist Value Fund, L.L.C.
3     28-12226               Shamrock Holdings of California, Inc.
4     28-12225               Shamrock Holdings, Inc.

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                                    FORM 13F
                                INFORMATION TABLE

                         Shamrock Capital Advisors, Inc.

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 03/31/09

Column 1                     Column 2  Column 3   Column 4        Column 5         Column 6   Column 7          Column 8
                                                                                                            VOTING AUTHORITY
                             TITLE OF               VALUE    TOTAL     SH/  PUT/  INVESTMENT    OTHER   -----------------------
NAME OF ISSUER                CLASS      CUSIP    (x$1000)   SHARES    PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------     --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
ARRIS Group Inc              COM       04269Q100   51,925   7,045,514  SH         DEFINED      1,2,3,4  7,045,514
Coinstar Inc                 COM       19259P300   82,669   2,525,011  SH         DEFINED      1,2,3,4  2,525,011
Collectors Universe Inc      COM NEW   19421R200    3,135     806,005  SH         DEFINED      1,2,3,4    806,005
Elizabeth Arden Inc          COM       28660G106    5,493     942,224  SH         DEFINED      1,2,3,4    942,224
iPass Inc                    COM       46261V108    5,566   5,566,126  SH         DEFINED      1,2,3,4  5,566,126
Jackson Hewitt Tax Svcs Inc  COM       468202106   12,498   2,394,312  SH         DEFINED      1,2,3,4  2,394,312
Magellan Health Svcs Inc     COM NEW   559079207   47,215   1,295,686  SH         DEFINED      1,2,3,4  1,295,686
Reddy Ice Hldgs Inc          COM       75734R105    4,471   3,041,781  SH         DEFINED      1,2,3,4  3,041,781
Texas Inds Inc               COM       882491103   37,836   1,513,444  SH         DEFINED      1,2,3,4  1,513,444
Websense Inc                 COM       947684106   46,949   3,912,411  SH         DEFINED      1,2,3,4  3,912,411